Events after the Reporting Period	12 Months Ended
Jun. 30, 2024
Events After the Reporting Period [Abstract]
Events after the reporting period

Note 31. Events after the reporting period

Management has considered subsequent events through the date these consolidated financial statements were issued.

On July 15, 2024, Moolec Science entered into an offtake agreement (the “Offtake Agreement”) with a leading global consumer packaged goods and pet food company for the use of our GLA Safflower Oil product, GLASO™. The Offtake Agreement has a term of three years and outlines commercial conditions for the delivery of 50 tons of GLASO™ to the US market in 2025. In connection to the Offtake Agreement, Moolec Science have entered into partnerships with farmers for safflower cultivation and an industrial partner for downstream processing, ensuring a controlled and traceable supply chain for GLASO™.

On August 6, 2024, Moolec Science Limited SE, our Argentine branch, entered into a collaboration agreement (the “Bunge Collaboration Agreement”) with Bunge Argentina SA (“Bunge”), a subsidiary of Bunge Global SA. The Bungee Collaboration Agreement aims to develop new safflower varieties designed to improve productivity for specific applications, such as biofuels

On September 17, 2024, Moolec Science issued convertible notes to BIOX in exchange for the non-current accounts payable related to the purchase of HB4 soybean equivalent to $6.6 million. The convertible note has a term of three years with an early conversion option. If the early conversion option is exercised, Moolec Science will have the option to pay the outstanding amount at that date using shares, cash or a combination of both. The interest rate of the note will be calculated on a quarterly basis, and will be the 10% of the actual delivery value divided the total amount of the note. The interest will be payable annually in cash in arrears on anniversary of the date of the notes and on the maturity date, however the Company will have the option at each payment date to capitalize the interest accrued.

Starting in April 2025, the Company will have a quarterly option to request additional deliveries of HB4 ® soy in an amount equivalent to $1 million, and therefore, will have to issue additional notes in connection with this option if the option is exercised.

On September 20, 2024, the Board of Directors of the Company approved the 2024 Omnibus Equity Incentive Plan (the “Incentive Plan”), to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants and to promote the success of our business. Under the Incentive Plan, the maximum aggregate number of ordinary shares that may be issued pursuant to all awards is a number of Ordinary Shares equal to up to 13% of our issued and outstanding capital stock on a fully diluted basis. The Incentive Plan allows the Company to establish the terms and conditions of the equity awards granted thereunder. Previously, the Company had adopted the Moolec Limited Employee Share Plan as our share option plan, approved by the Board of Directors of the Company on December 20, 2023.